(LOSS) INCOME PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
(LOSS) INCOME PER SHARE
Anti-dilutive securities excluded from computation of diluted loss per share	4,200,645	13,213,978	20,383,333